Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement [LineItems]
Net earnings	$ 841	$ 894	$ 1,319	$ 1,650
Items that have been or may be subsequently reclassified to net earnings:
Cash flow hedges adjustments to net earnings	12	(23)	42	(25)
Cash flow hedges adjustments to equity	(12)	21	(33)	20
Foreign currency translation adjustments to equity	(16)	82	(87)	151
Other comprehensive income that will be reclassified to profit or loss, net of tax	(16)	80	(78)	146
Items that will not be reclassified to net earnings:
Fair value adjustments on financial assets	8	7	9	6
Related tax expense on fair value adjustments on financial assets	(2)	0	(2)	0
Remeasurement on defined benefit pension plans	(5)	10	12	15
Related tax expense on remeasurement on defined benefit pension plans	(2)	(3)	(6)	(4)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(1)	14	13	17
Other comprehensive (loss) income	(17)	94	(65)	163
Total comprehensive income	824	988	1,254	1,813
Comprehensive income (loss) for the period attributable to:
Non-controlling interests	0	0	(8)	0
Total comprehensive income	824	988	1,254	1,813
Continuing Operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	827	983	1,251	1,789
Discontinued operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	$ (3)	$ 5	$ 11	$ 24